Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Investment Portfolio by Major Security Type

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,896.5	$0	$0	$2,896.5	$2,806.4
State and local government obligations	0	1,964.4	0	1,964.4	1,914.4
Corporate debt securities	0	3,113.0	0	3,113.0	2,982.9

Subtotal	2,896.5	5,077.4	0	7,973.9	7,703.7

Asset-backed securities:
Residential mortgage-backed	0	382.7	45.5	428.2	413.4
Commercial mortgage-backed	0	2,023.4	25.3	2,048.7	1,963.9
Other asset-backed	0	948.6	0	948.6	936.0

Subtotal asset-backed securities	0	3,354.7	70.8	3,425.5	3,313.3

Redeemable preferred stocks:
Financials	0	129.7	0	129.7	110.7
Utilities	0	66.7	0	66.7	64.9
Industrials	0	178.3	0	178.3	181.3

Subtotal redeemable preferred stocks	0	374.7	0	374.7	356.9

Total fixed maturities	2,896.5	8,806.8	70.8	11,774.1	11,373.9

Equity securities:
Nonredeemable preferred stocks:
Financials	259.6	494.5	31.9	786.0	383.3
Utilities	0	26.4	0	26.4	20.7

Subtotal nonredeemable preferred stocks	259.6	520.9	31.9	812.4	404.0

Common equities:
Common stocks	1,887.0	0	0	1,887.0	1,367.2
Other risk investments	0	0	12.0	12.0	3.1

Subtotal common equities	1,887.0	0	12.0	1,899.0	1,370.3

Total fixed maturities and equity securities	5,043.1	9,327.7	114.7	14,485.5	13,148.2

Short-term investments:
Other short-term investments	1,679.9	310.1	0	1,990.0	1,990.0

Total portfolio	$6,723.0	$9,637.8	$114.7	$16,475.5	$15,138.2

Debt	$0	$2,394.4	$0	$2,394.4	$2,063.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other risk investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[1]				$2,664.7	$2,442.1

[1]	Under the prior accounting guidance, fair value hierarchies were not required.

Summary of Changes in Fair Value Associated With Level 3 Assets

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2012 and 2011:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2011	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2012
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$62.3	$(17.3)	$0	$0	$0	$.5	$0	$45.5
Commercial mortgage-backed	21.3	(3.7)	0	0	0	7.7	0	25.3
Other asset-backed	2.6	(2.6)	0	0	0	0	0	0

Total asset-backed securities	86.2	(23.6)	0	0	0	8.2	0	70.8
Corporate debt securities	0	0	0	0	0	0	0	0

Total fixed maturities	86.2	(23.6)	0	0	0	8.2	0	70.8

Equity securities:
Nonredeemable preferred stocks:
Financials[1]	0	0	28.5	0	0	3.4	0	31.9
Common equities:
Other risk investments	11.5	(.2)	0	0	0	.7	0	12.0

Total Level 3 securities	$97.7	$(23.8)	$28.5	$0	$0	$12.3	$0	$114.7

[1]	The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Nonredeemable preferred stocks:
Financials	0	0	0	0	0	0	0	0
Common equities:
Other risk investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

Summary of Quantitative Information about Level 3 Fair Value Measurements

The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2012	Valuation Technique	Unobservable Input		Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.2	External vendor	Prepayment rate	[1]	16
Commercial mortgage-backed	25.3	External vendor	Prepayment rate	[2]	0

Total fixed maturities	25.5

Equity securities:
Nonredeemable preferred stocks:
Financials	31.9	Multiple of tangible net book value	Price to book ratio multiple		1.9
Common equities:
Other risk investments	11.2	Discounted consolidated equity	Discount for lack of marketability		20%

Subtotal Level 3 securities	68.6

Third-party pricing exemption securities[3]	46.1

Total Level 3 securities	$114.7

[1]	Assumes that one security has 16% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2]	Assumes that three securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.